Schedule of operating right of use asset net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	$ 197,835
Total right-of-use assets, at cost, increase/(decrease)	199,035
Total right-of-use assets, at cost, Exchange rate translation	(1,200)
Less: accumulated amortization	(97,214)
Increase decreaseIn accumulated amortization	(97,803)
Accumulated amortization, Exchange rate translation	590
Right-of-use assets, net - Continuing operations	100,621
Right-of-use assets, net - Continuing operations, Increase (decrease)	101,232
Right-of-use assets, net, - Continuing operations Exchange rate translation	(610)
Right-of-use assets, net - Discontinued operations
Right-of-use assets, net, - Discontinued operations Increase (decrease)
Right-of-use assets, net, - Discontinued operations Exchange rate translation
Right-of-use assets, net	100,621
Right-of-use assets, net, Increase (decrease)	101,232
Right-of-use assets, net, Exchange rate translation	(610)
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	197,835
Total right-of-use assets, at cost, increase/(decrease)	199,035
Total right-of-use assets, at cost, Exchange rate translation	$ (1,200)